STOCK-BASED COMPENSATION (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2011 CAD	Jun. 30, 2010 CAD	Jun. 30, 2011 CAD	Jun. 30, 2010 CAD	Jun. 30, 2011 Stock options CAD	Jun. 30, 2010 Stock options
Stock options activity
Options outstanding, beginning of year (in shares)					6,762,704
Options granted (in shares)	19,000	40,000	2,593,785	2,795,080	2,593,785
Options exercised (in shares)	(53,169)	(226,048)	(217,388)	(285,373)	(217,388)
Options cancelled (in shares)	0	(42,500)	(91,750)	(53,050)	(91,750)
Options outstanding, end of year (in shares)	9,047,351		9,047,351		9,047,351
Options exercisable at end of period (in shares)					5,518,997
Weighted average exercise price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)					56.94
Granted, weighted average exercise price (in Canadian dollars per share)	63.39	63.70	76.46	57.05	76.46
Exercised, weighted average exercise price (in Canadian dollars per share)					40.46
Cancelled, weighted average exercise price (in Canadian dollars per share)					66.87
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)					62.83
Options exercisable at end of period (in Canadian dollars per share)					58.94
Fair value of options weighted average assumptions:
Pricing model used for valuation of options					Black Scholes	Black Scholes
Risk-free interest rate (as a percent)					1.96%	1.87%
Expected life of options (in years)					2.5	2.5
Expected volatility of the Company's share price (as a percent)					34.60%	44.30%
Expected dividend yield (as a percent)					0.88%	0.43%